Columbia Variable Portfolio – Intermediate Bond Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	63,431	60,388
Total Asset-Backed Securities — Agency (Cost $64,133)			60,388

Asset-Backed Securities - Non-Agency 9.7%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	715,902	721,990
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	45,402	45,435
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,300,000	16,300,000
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.748%	924,733	924,439
Bain Capital Credit CLO Ltd.(a),(c),(d)
Series 2026-2A Class E
3-month Term SOFR + 5.950% Floor 5.950% 04/26/2039	5.930%	7,850,000	7,850,000
Basswood Park CLO Ltd.(a),(c)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.698%	14,400,000	14,374,786
CIFC Funding Ltd.(a),(c)
Series 2023-1AR Class A1R
3-month Term SOFR + 1.240% Floor 1.240% 10/15/2038	4.912%	8,800,000	8,795,318
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	5,561,532	5,570,212
Series 2025-2NN Class A
01/15/2032	5.498%	8,418,254	8,411,672
EDGEX Issuer Trust(a),(e)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	2,896,374
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	2,142,072	2,146,348
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Management US CLO Ltd.(a),(c)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	5.008%	14,400,000	14,364,418
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	675,511	678,498
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	4,882,155	4,894,355
Madison Park Funding XXIX Ltd.(a),(c)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.848%	14,350,000	14,299,775
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	9,356,760	9,356,064
Series 2025-A Class A
07/21/2042	6.620%	2,802,356	2,839,647
Octagon Investment Partners XXII Ltd.(a),(c)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	5.381%	17,845,738	17,846,488
OHA Credit Funding Ltd.(a),(c)
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.868%	13,500,000	13,485,717
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	3,818,249	3,753,811
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	3,507,196	3,528,148
Series 2024-11 Class D
07/15/2032	6.307%	5,530,819	5,559,366
Series 2025-6 Class B
04/15/2033	4.883%	8,199,244	8,152,712
Series 2025-R3 Class A
01/18/2033	4.841%	6,541,355	6,537,403
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	4,173,262	4,201,156
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	5,652,443	5,693,111

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	2,269,949	2,281,666
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	4,143,980	4,158,979
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	4,302,227	4,318,190
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	4,815,245	4,827,838
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	3,850,478	3,861,567
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	4,710,822	4,724,232
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	3,640,885	3,650,889
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	3,397,580	3,414,517
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	3,808,197	3,826,027
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	636,031	638,039
Series 2024-3 Class A
10/15/2031	6.258%	1,411,732	1,417,963
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	4,379,067	4,399,891
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	2,188,156	2,192,967
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	6,600,000	6,608,542
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	6,789,491	6,791,991
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,171,102	1,173,696
Research-Driven Pagaya Motor Asset Trust(a)
Series 2024-3A Class A
03/25/2033	5.281%	6,253,375	6,274,123
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,352,170	1,341,278
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	4,562,030	4,571,940
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Master Pass-Thru Trust(a),(e)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	3,950,000	2,559,506
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	2,004,508	2,005,056
Series 2025-2 Class A2
06/20/2035	5.220%	3,615,958	3,626,416
Series 2025-3 Class A2
09/20/2035	4.600%	5,514,561	5,519,534
Series 2025-4 Class D
11/20/2035	7.670%	1,000,000	1,018,279
Total Asset-Backed Securities — Non-Agency (Cost $270,019,929)			268,430,369

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

BX Commercial Mortgage Trust(a),(c)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	4.996%	5,600,000	5,565,003
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,407,624
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,815,000	3,803,092
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,250,000	5,007,514
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	10,901,000	272,027
One New York Plaza Trust(a),(c)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.537%	4,150,000	3,946,662
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.938%	9,150,000	9,132,840
Wells Fargo Commercial Mortgage Trust(a),(g)
Series 2026-1250B Class A
03/10/2041	4.833%	4,350,000	4,300,968
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $61,241,346)			46,435,730
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(h)	9,982	169,893
Total Communication Services		169,893
Total Common Stocks (Cost $1)		169,893

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,419,000	1,404,810
Total Convertible Bonds (Cost $1,405,915)			1,404,810

Corporate Bonds & Notes 26.4%

Aerospace & Defense 1.2%
Allegheny Technologies, Inc.
10/01/2031	5.125%	1,055,000	1,042,155
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,910,875
02/15/2031	1.900%	500,000	440,389
Boeing Co. (The)
08/01/2059	3.950%	8,300,000	5,707,821
Bombardier, Inc.(a)
07/01/2031	7.250%	208,000	217,993
06/01/2032	7.000%	209,000	216,734
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,508,701
Northrop Grumman Corp.
02/01/2027	3.200%	1,554,000	1,542,218
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	10,149,249
03/15/2032	2.375%	3,695,000	3,255,265
TransDigm, Inc.(a)
08/15/2028	6.750%	527,000	533,016
03/01/2029	6.375%	678,000	691,783
03/01/2032	6.625%	843,000	861,294
01/15/2033	6.000%	310,000	310,226
05/31/2033	6.375%	1,114,000	1,110,818
01/31/2034	6.750%	555,000	562,432
07/31/2034	6.125%	138,000	135,948
Total			33,196,917
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	951,779	944,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.3%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	259,000	256,277
10/15/2033	7.750%	2,502,000	2,436,100
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	392,000	399,311
09/15/2032	6.750%	449,000	452,792
Forvia SE(a)
09/15/2033	6.750%	254,000	247,815
IHO Verwaltungs GmbH(a),(i)
11/15/2032	8.000%	526,000	541,492
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	242,000	232,758
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	203,000	205,580
07/17/2035	8.125%	593,000	611,001
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	213,000	210,249
03/24/2031	7.500%	2,433,000	2,387,063
04/23/2032	6.875%	1,211,000	1,155,088
Total			9,135,526
Banking 4.6%
Ally Financial, Inc.(j)
Subordinated
01/17/2040	6.646%	173,000	166,843
Bank of America Corp.(j)
07/21/2032	2.299%	6,000	5,294
10/20/2032	2.572%	24,168,000	21,514,708
02/04/2033	2.972%	10,000,000	9,051,251
Citigroup, Inc.(j)
09/11/2031	4.503%	4,517,000	4,463,001
09/11/2036	5.174%	9,398,000	9,307,065
Goldman Sachs Group, Inc. (The)(j)
10/21/2031	4.369%	4,909,000	4,812,827
01/21/2032	4.516%	4,491,000	4,423,712
HSBC Holdings PLC(j)
03/10/2037	5.279%	10,806,000	10,609,196
JPMorgan Chase & Co.(j)
07/22/2030	4.995%	15,301,000	15,520,099
10/22/2031	4.255%	6,619,000	6,516,053
01/22/2032	4.347%	6,589,000	6,495,429
10/22/2036	4.810%	1,722,000	1,671,506
01/22/2037	4.898%	2,104,000	2,058,309
Morgan Stanley(j)
01/16/2032	4.493%	5,167,000	5,082,089
03/12/2032	4.708%	7,647,000	7,595,267
01/30/2037	5.073%	4,159,000	4,073,459

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	8,623,000	7,417,958
PNC Financial Services Group, Inc. (The)(j)
10/20/2034	6.875%	1,658,000	1,829,612
Royal Bank of Canada(j)
02/04/2031	5.153%	1,398,000	1,420,170
08/06/2031	4.696%	1,243,000	1,241,102
Wells Fargo & Co.(j)
03/02/2033	3.350%	162,000	148,629
Total			125,423,579
Brokerage/Asset Managers/Exchanges 0.2%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	532,000	565,134
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	456,000	451,558
Focus Financial Partners LLC(a)
09/15/2031	6.750%	520,000	517,278
Hightower Holding LLC(a)
04/15/2029	6.750%	563,000	551,400
01/31/2030	9.125%	803,000	818,637
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	736,000	735,129
08/01/2033	8.000%	770,000	760,295
Total			4,399,431
Building Materials 0.2%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	248,000	233,519
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	134,000	133,553
LBM Acquisition LLC(a)
01/15/2029	6.250%	228,000	166,963
06/15/2031	9.500%	512,000	445,465
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	983,000	999,141
03/01/2033	6.750%	736,000	747,596
QXO Building Products, Inc.(a)
04/30/2032	6.750%	610,000	622,291
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	213,000	214,059
08/01/2033	6.250%	267,000	264,304
Standard Industries, Inc.(a)
01/15/2028	4.750%	330,000	326,641
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	904,000	877,462
Total			5,030,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	351,000	351,064
02/01/2028	5.000%	687,000	680,674
03/01/2030	4.750%	1,262,000	1,196,983
08/15/2030	4.500%	823,000	768,108
02/01/2031	4.250%	481,000	437,599
03/01/2031	7.375%	120,000	122,145
02/01/2032	4.750%	1,269,000	1,150,363
02/01/2033	7.000%	546,000	548,359
01/15/2034	4.250%	991,000	847,836
02/01/2036	7.375%	227,000	225,863
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	652,000	582,990
Charter Communications Operating LLC
12/01/2061	4.400%	4,780,000	3,076,296
06/30/2062	3.950%	2,345,000	1,380,404
CSC Holdings LLC(a)
04/15/2027	5.500%	200,000	173,563
02/01/2028	5.375%	789,000	584,071
02/01/2029	6.500%	341,000	217,657
01/15/2030	5.750%	453,000	170,197
12/01/2030	4.125%	830,000	497,673
12/01/2030	4.625%	557,000	197,638
11/15/2031	5.000%	244,000	85,567
DirecTV Financing LLC(a)
02/01/2030	8.875%	24,000	23,951
DISH DBS Corp.
07/01/2028	7.375%	71,000	68,862
06/01/2029	5.125%	342,000	305,633
DISH DBS Corp.(a)
12/01/2028	5.750%	406,000	393,165
DISH Network Corp.(a)
11/15/2027	11.750%	1,488,000	1,532,967
EchoStar Corp.
11/30/2029	10.750%	1,019,893	1,101,485
EchoStar Corp.(i)
11/30/2030	6.750%	676,433	683,838
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,057,000	1,055,315
07/01/2030	4.125%	192,000	180,303
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	420,723
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,452,000	1,248,499
Total			20,309,791
Chemicals 1.0%
Ashland LLC(a)
09/01/2031	3.375%	870,000	780,126
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avient Corp.(a)
08/01/2030	7.125%	208,000	211,042
11/01/2031	6.250%	209,000	210,412
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	303,000	317,213
Celanese US Holdings LLC
04/15/2030	6.500%	50,000	50,965
02/15/2031	7.000%	228,000	233,950
07/15/2032	6.879%	63,000	65,788
04/15/2033	6.750%	310,000	317,967
11/15/2033	7.200%	284,000	303,290
02/15/2034	7.375%	296,000	303,646
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	603,429
HB Fuller Co.
10/15/2028	4.250%	449,000	434,045
INEOS Finance PLC(a)
05/15/2028	6.750%	3,630,000	3,509,654
04/15/2029	7.500%	4,597,000	4,460,717
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,193,000	980,217
Ingevity Corp.(a)
11/01/2028	3.875%	269,000	257,970
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	1,300,806	1,082,850
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	671,000	639,345
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	591,000	566,161
10/01/2029	6.250%	567,000	537,894
06/15/2031	7.250%	1,031,000	1,008,193
02/15/2033	7.250%	3,371,000	3,221,963
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	246,000	246,307
08/15/2033	6.250%	198,000	200,880
Tronox, Inc.(a)
03/15/2029	4.625%	427,000	342,081
09/30/2030	9.125%	826,000	824,781
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	3,074,000	2,822,915
03/01/2031	7.375%	275,000	275,565
08/15/2032	6.625%	2,329,000	2,269,561
08/01/2033	7.000%	208,000	202,661
Total			27,281,588
Construction Machinery 0.2%
Caterpillar, Inc.
05/15/2035	5.200%	3,060,000	3,132,993
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
06/15/2030	7.000%	480,000	492,579
03/15/2031	5.750%	130,000	128,114
06/15/2033	7.250%	1,195,000	1,226,934
03/15/2034	6.000%	361,000	348,840
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	319,000	323,997
03/15/2031	7.750%	176,000	182,928
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	412,000	420,170
Total			6,256,555
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	408,000	393,322
12/01/2028	6.125%	1,276,000	1,222,834
Garda World Security Corp.(a)
11/15/2032	8.375%	228,000	228,774
Match Group Holdings II LLC(a)
10/01/2031	3.625%	243,000	215,857
Match Group, Inc.(a)
06/01/2028	4.625%	543,000	531,084
Total			2,591,871
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	222,000	188,267
Newell Brands, Inc.(a)
06/01/2028	8.500%	72,000	74,456
Newell Brands, Inc.
05/15/2030	6.375%	402,000	387,112
05/15/2032	6.625%	549,000	524,798
Opal Bidco SAS(a)
03/31/2032	6.500%	266,000	266,179
Whirlpool Corp.
06/15/2030	6.125%	109,000	106,379
06/15/2033	6.500%	114,000	108,358
Total			1,655,549
Diversified Manufacturing 0.3%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	41,000	41,246
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	243,115
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	130,000	129,733
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	854,000	869,408

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	245,102
Esab Corp.(a)
04/15/2029	6.250%	180,000	182,340
Gates Corp. (The)(a)
07/01/2029	6.875%	312,000	319,709
Madison IAQ LLC(a)
06/30/2029	5.875%	674,000	662,130
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	361,988
Siemens Funding BV(a)
05/28/2030	4.600%	4,004,000	4,036,355
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	237,000	238,346
03/15/2029	6.375%	331,000	336,918
04/15/2031	5.250%	151,000	150,047
03/15/2032	6.625%	425,000	434,699
03/15/2033	6.375%	86,000	87,678
04/15/2034	5.500%	253,000	249,367
Total			8,588,181
Electric 1.4%
AEP Texas, Inc.
01/15/2050	3.450%	2,930,000	1,959,406
Alpha Generation LLC(a)
10/15/2032	6.750%	133,000	135,064
01/15/2034	6.250%	252,000	248,117
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	430,000	420,316
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	441,647
02/15/2031	3.750%	649,000	602,038
01/15/2032	3.750%	397,000	362,580
01/15/2034	5.750%	220,000	216,707
Dominion Energy, Inc.
03/15/2035	5.450%	3,486,000	3,517,166
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,381,490
Edison International
11/15/2028	5.250%	4,956,000	4,993,016
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	238,000	222,237
Long Ridge Energy LLC(a)
02/15/2032	8.750%	487,000	510,752
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	4,960,000	5,052,624
NextEra Energy Operating Partners LP(a)
01/15/2029	7.250%	754,000	778,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
07/15/2029	5.750%	34,000	33,948
02/15/2031	3.625%	791,000	730,517
02/01/2033	6.000%	327,000	328,161
01/15/2034	5.750%	374,000	369,755
11/01/2034	6.250%	425,000	428,057
01/15/2036	6.000%	374,000	370,583
Pacific Gas and Electric Co.
07/01/2050	4.950%	4,180,000	3,472,054
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	229,000	224,113
PG&E Corp.(j)
03/15/2055	7.375%	317,000	318,784
09/15/2056	6.850%	102,000	100,460
Talen Energy Supply LLC(a)
02/01/2034	6.250%	441,000	438,001
02/01/2036	6.500%	441,000	444,461
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	551,000	545,098
01/15/2030	4.750%	650,000	624,682
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	221,986
05/01/2029	4.375%	1,403,000	1,369,958
10/15/2031	7.750%	835,000	874,808
VoltaGrid LLC(a)
11/01/2030	7.375%	154,000	158,908
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	554,000	584,420
03/15/2033	8.625%	665,000	703,116
04/15/2034	7.750%	424,000	437,855
Total			37,621,641
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	393,000	407,062
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	805,000	816,210
Total			1,223,272
Finance Companies 0.5%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	110,000	109,153
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	257,000	244,971
GGAM Finance Ltd.(a)
02/15/2027	8.000%	513,000	517,668
04/15/2029	6.875%	344,000	352,030
03/15/2030	5.875%	326,000	325,616
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
goeasy Ltd.(a)
07/01/2029	7.625%	336,000	295,749
05/15/2030	6.875%	74,000	61,178
10/01/2030	7.375%	74,000	61,250
Navient Corp.
03/15/2029	5.500%	582,000	536,316
03/15/2031	11.500%	248,000	251,773
OneMain Finance Corp.
05/15/2029	6.625%	697,000	700,254
03/15/2030	7.875%	200,000	206,373
09/15/2030	4.000%	356,000	321,071
05/15/2031	7.500%	414,000	418,168
03/15/2032	6.750%	618,000	600,235
09/15/2032	7.125%	464,000	457,181
03/15/2033	6.500%	606,000	579,844
09/15/2033	6.750%	710,000	682,246
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,247,000	1,280,359
Rocket Cos, Inc.(a)
08/01/2030	6.125%	276,000	278,708
08/01/2033	6.375%	351,000	354,664
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,222,000	1,096,159
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	251,000	247,128
04/15/2029	5.500%	754,000	705,658
UWM Holdings LLC(a)
02/01/2030	6.625%	1,019,000	960,995
03/15/2031	6.250%	785,000	714,926
Total			12,359,673
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,513,000	1,510,430
05/15/2048	5.300%	7,277,000	6,314,854
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	10,512,000	10,422,031
Bacardi-Martini BV(a)
02/01/2035	6.000%	5,217,000	5,284,081
Chobani Holdco II LLC(a),(i)
10/01/2029	8.750%	800,304	849,099
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,126,762
General Mills, Inc.
01/30/2027	4.700%	2,685,000	2,688,009
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	230,000	219,823
Mars, Inc.(a)
03/01/2035	5.200%	7,420,000	7,487,477
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
09/15/2032	6.125%	107,000	107,376
Post Holdings, Inc.(a)
09/15/2031	4.500%	689,000	641,341
02/15/2032	6.250%	169,000	171,047
03/01/2033	6.375%	157,000	154,898
10/15/2034	6.250%	606,000	593,335
03/15/2036	6.500%	154,000	151,027
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	537,000	537,964
04/30/2029	4.375%	562,000	546,155
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	766,000	737,137
US Foods, Inc.(a)
06/01/2030	4.625%	560,000	545,496
01/15/2032	7.250%	307,000	318,311
Total			41,406,653
Gaming 0.3%
Boyd Gaming Corp.
12/01/2027	4.750%	326,000	323,183
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	452,000	457,896
02/15/2032	6.500%	517,000	511,319
10/15/2032	6.000%	473,000	435,377
Light & Wonder International, Inc.(a)
10/01/2033	6.250%	453,000	443,508
MGM Resorts International
09/15/2029	6.125%	315,000	318,152
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	438,000	425,020
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	286,000	277,864
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	1,172,000	1,096,565
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	756,000	752,754
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	335,000	334,516
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,533,000	1,325,152
Scientific Games International, Inc.(a)
11/15/2029	7.250%	411,000	419,605
Voyager Parent LLC(a)
07/01/2032	9.250%	660,000	687,209
Total			7,808,120

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.7%
Abbott Laboratories
03/15/2036	4.650%	3,510,000	3,429,279
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	819,000	798,011
03/15/2033	7.375%	730,000	748,656
Avantor Funding, Inc.(a)
11/01/2029	3.875%	756,000	709,300
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	342,519
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	415,000	398,650
05/15/2030	5.250%	681,000	641,671
02/15/2031	4.750%	355,000	327,355
01/15/2032	10.875%	247,000	265,365
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,092,000	1,129,839
CVS Health Corp.
03/25/2038	4.780%	3,230,000	2,975,300
DaVita, Inc.(a)
07/15/2033	6.750%	460,000	468,865
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,178,058
12/15/2028	4.150%	1,812,000	1,799,878
HCA, Inc.
09/01/2030	3.500%	12,689,000	12,048,957
IQVIA, Inc.(a)
06/01/2032	6.250%	653,000	662,932
LifePoint Health, Inc.(a)
10/15/2030	11.000%	344,000	370,392
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	627,000	621,383
Select Medical Corp.(a)
12/01/2032	6.250%	310,000	294,655
Star Parent, Inc.(a)
10/01/2030	9.000%	1,102,000	1,144,783
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	858,000	841,449
Tenet Healthcare Corp.
11/01/2027	5.125%	428,000	427,620
06/15/2028	4.625%	507,000	502,712
10/01/2028	6.125%	240,000	240,582
01/15/2030	4.375%	1,050,000	1,016,581
05/15/2031	6.750%	370,000	378,700
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	1,275,000	1,263,405
11/15/2033	6.000%	356,000	360,636
Total			46,387,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.0%
Centene Corp.
10/15/2030	3.000%	12,339,000	10,811,292
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,759,000	2,772,351
04/15/2034	5.000%	12,181,000	12,183,046
04/15/2054	5.375%	2,742,000	2,519,699
Total			28,286,388
Independent Energy 0.7%
APA Corp.
02/15/2055	6.750%	2,461,000	2,472,597
Civitas Resources, Inc.(a)
11/01/2030	8.625%	90,000	94,799
07/01/2031	8.750%	912,000	954,013
06/15/2033	9.625%	960,000	1,062,368
CNX Resources Corp.(a)
03/01/2032	7.250%	315,000	323,685
03/01/2034	5.875%	262,000	255,024
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	548,000	548,733
Comstock Resources, Inc.(a)
01/15/2030	5.875%	343,000	331,099
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	344,000	348,840
01/15/2033	7.375%	292,000	292,073
Hilcorp Energy I LP/Finance Co.(a)
04/15/2032	6.250%	542,000	524,262
11/01/2033	8.375%	583,000	607,391
02/15/2035	7.250%	663,000	661,127
Matador Resources Co.(a)
04/15/2032	6.500%	528,000	533,618
04/15/2033	6.250%	518,000	518,158
04/15/2034	6.000%	217,000	215,502
Occidental Petroleum Corp.
10/01/2054	6.050%	7,062,000	6,859,835
Permian Resources Operating LLC(a)
01/15/2032	7.000%	591,000	613,271
02/01/2033	6.250%	687,000	699,578
SM Energy Co.(a)
08/01/2029	6.750%	324,000	329,111
08/01/2032	7.000%	544,000	555,396
04/15/2034	6.625%	343,000	342,815
Vital Energy, Inc.(a)
04/15/2032	7.875%	114,000	116,620
Total			19,259,915
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,288,791
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	109,727
Carnival Corp.(a)
03/15/2030	5.750%	193,000	194,472
08/01/2032	5.750%	869,000	869,165
02/15/2033	6.125%	187,000	188,746
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	228,000	226,919
Cinemark USA, Inc.(a)
07/15/2028	5.250%	174,000	172,793
NCL Corp., Ltd.(a)
01/15/2031	5.875%	598,000	580,896
02/01/2032	6.750%	209,000	207,405
09/15/2033	6.250%	457,000	443,819
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,170,000	1,129,428
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	614,000	615,010
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	698,000	698,054
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	248,790
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	530,667
07/15/2031	9.125%	622,000	655,654
10/15/2033	5.875%	537,000	531,156
Total			7,402,701
Life Insurance 0.2%
Met Tower Global Funding(a)
04/12/2029	5.250%	4,100,000	4,180,082
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	1,250,000	1,278,986
Total			5,459,068
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	110,000	110,697
09/15/2033	5.750%	297,000	296,022
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	123,000	111,133
01/15/2032	6.625%	902,000	892,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	550,000	548,750
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	1,030,000	979,369
Total			2,938,604
Media and Entertainment 0.6%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	568,000	570,965
06/01/2029	7.500%	782,000	785,152
04/01/2030	7.875%	620,000	649,639
02/15/2031	7.125%	404,000	423,435
03/15/2033	7.500%	411,000	435,360
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	147,000	108,674
Gray Media, Inc.(a)
07/15/2032	9.625%	356,000	356,284
08/15/2033	7.250%	317,000	319,316
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	409,782	371,960
Mav Acquisition Corp.(a)
08/01/2029	8.000%	431,000	430,398
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	403,000	411,633
Meta Platforms, Inc.
11/15/2055	5.625%	3,199,000	2,996,490
11/15/2065	5.750%	3,572,000	3,312,806
Nexstar Media, Inc.(a)
09/15/2033	6.500%	670,000	675,183
Nexstar Media, Inc.(a),(d)
04/15/2034	7.250%	585,000	586,275
OAK-Eagle Acquireco, Inc.(a),(d)
07/01/2033	7.250%	330,000	341,770
07/01/2034	8.750%	336,000	351,377
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	416,000	415,345
01/15/2029	4.250%	245,000	236,890
03/15/2030	4.625%	744,000	717,990
Roblox Corp.(a)
05/01/2030	3.875%	358,000	336,127
Snap, Inc.(a)
03/01/2033	6.875%	965,000	913,407
03/15/2034	6.875%	579,000	544,370
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	304,937

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	340,000	301,016
03/15/2042	5.050%	1,240,000	827,251
03/15/2052	5.141%	182,000	110,288
Total			17,834,338
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	157,924
Carpenter Technology Corp.(a)
03/01/2034	5.625%	337,000	333,956
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	71,000	71,000
03/15/2032	7.000%	85,000	82,253
05/01/2033	7.375%	90,000	88,077
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	439,000	454,540
Constellium SE(a)
06/15/2028	5.625%	623,000	620,932
04/15/2029	3.750%	228,000	217,803
08/15/2032	6.375%	544,000	549,761
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	350,001
04/01/2029	6.125%	839,000	837,864
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	829,000	783,108
03/01/2034	5.875%	622,000	611,468
Novelis Corp.(a)
01/30/2030	4.750%	453,000	429,050
08/15/2031	3.875%	490,000	436,078
08/15/2033	6.375%	342,000	335,429
Novelis, Inc.(a)
01/30/2030	6.875%	65,000	65,572
Total			6,424,816
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	633,000	670,805
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	286,586
CNX Midstream Partners LP(a)
04/15/2030	4.750%	794,000	756,647
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,387,000	1,435,553
06/30/2033	7.375%	915,000	922,004
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,782,808
Energy Transfer LP
05/15/2054	5.950%	4,640,000	4,355,195
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	7,125,000	5,474,369
Hess Midstream Operations LP(a)
03/01/2028	5.875%	213,000	214,669
10/15/2030	5.500%	213,000	211,481
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	84,800
NuStar Logistics LP
04/28/2027	5.625%	933,000	934,794
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	213,000	219,139
Sunoco LP(a),(j),(k)
	7.875%	1,000,000	1,019,073
Sunoco LP(a)
05/01/2029	7.000%	251,000	257,475
07/15/2031	5.375%	311,000	308,486
05/01/2032	7.250%	1,028,000	1,064,555
07/01/2033	6.250%	248,000	249,484
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	849,000	860,737
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,027,000	955,172
11/01/2033	3.875%	210,000	186,159
Venture Global LNG, Inc.(a),(j),(k)
	9.000%	1,167,000	1,161,711
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	230,384
02/01/2029	9.500%	394,000	426,184
01/15/2030	7.000%	537,000	549,276
06/01/2031	8.375%	372,000	386,872
02/01/2032	9.875%	177,000	190,130
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	163,000	167,675
05/01/2033	7.500%	348,000	382,765
01/15/2034	6.500%	759,000	791,317
06/15/2034	6.500%	216,000	224,750
05/01/2035	7.750%	348,000	390,120
01/15/2036	6.750%	1,284,000	1,358,608
Total			31,509,783
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	133,582
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	518,000	513,099
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	295,000	296,246
10/01/2033	6.500%	460,000	463,933
10/01/2035	6.750%	261,000	265,104
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(a)
01/31/2030	9.125%	507,000	532,127
08/15/2031	8.875%	290,000	302,390
11/15/2032	7.625%	659,000	674,379
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	543,031	555,352
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	126,006
05/15/2031	8.500%	416,000	437,029
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,240,000	1,268,968
Total			5,568,215
Other Industry 0.0%
Installed Building Products, Inc.(a)
02/01/2034	5.625%	132,000	129,590
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	167,020
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	154,637
04/15/2030	6.625%	215,000	217,911
Total			669,158
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
07/15/2031	7.000%	91,000	94,156
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	213,000	211,805
05/15/2029	4.875%	206,000	198,215
02/01/2030	7.000%	146,000	147,756
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	549,000	559,149
06/15/2033	6.500%	300,000	305,259
03/15/2034	5.750%	105,000	103,629
Service Properties Trust(a)
11/15/2031	8.625%	272,000	284,332
Total			1,904,301
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,140,000	1,043,757
01/30/2031	6.250%	231,000	228,901
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	738,000	690,345
04/15/2032	6.750%	316,000	298,923
Silgan Holdings, Inc.
02/01/2028	4.125%	520,000	508,024
Total			2,769,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.1%
1261229 BC Ltd.(a)
04/15/2032	10.000%	935,000	951,670
AbbVie, Inc.
03/15/2029	4.800%	40,446,000	41,098,039
11/21/2029	3.200%	11,168,000	10,751,027
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	295,000	270,753
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,137,000	1,115,274
Jazz Securities DAC(a)
01/15/2029	4.375%	258,000	250,777
Merck & Co., Inc.
12/04/2035	4.750%	1,994,000	1,956,985
Organon Finance 1 LLC(a)
04/30/2028	4.125%	222,000	215,235
04/30/2031	5.125%	78,000	63,667
Total			56,673,427
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	139,000	137,523
08/01/2029	6.000%	656,000	616,094
07/01/2032	6.750%	1,375,000	1,321,799
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	274,000	273,932
04/15/2028	6.750%	538,000	540,826
11/01/2029	5.875%	329,000	319,380
01/15/2031	7.000%	739,000	745,295
10/01/2031	6.500%	120,000	118,441
10/01/2032	7.375%	961,000	943,324
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	875,000	883,948
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	2,675,000	2,596,914
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	258,000	251,299
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,389,000	1,353,484
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	1,393,000	1,306,469
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	357,434
06/15/2030	7.250%	1,025,000	1,052,381
01/31/2032	7.375%	400,000	408,020
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	683,000	684,088

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty LLC(a)
08/01/2032	5.875%	357,000	353,285
Total			14,263,936
Railroads 0.6%
Canadian Pacific Railway Co.
03/15/2029	4.000%	1,123,000	1,110,209
12/02/2031	2.450%	6,474,000	5,751,259
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	418,692
Norfolk Southern Corp.
06/15/2026	2.900%	8,164,000	8,143,959
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,022,000	1,050,697
Total			16,474,816
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	173,000	173,947
10/15/2030	4.000%	594,000	558,057
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,556,000	1,453,749
Total			2,185,753
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	302,000	305,795
08/01/2033	7.375%	831,000	839,768
Amazon.com, Inc.
03/13/2036	4.875%	4,460,000	4,418,447
03/13/2046	5.650%	3,075,000	3,064,923
Beach Acquisition Bidco LLC(a),(i)
07/15/2033	10.000%	926,508	984,893
Belron UK Finance PLC(a)
10/15/2029	5.750%	317,000	318,627
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	66,585
L Brands, Inc.
11/01/2035	6.875%	271,000	266,602
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	215,000	223,097
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	697,000	645,263
Total			11,134,000
Supermarkets 0.0%
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	461,000	453,620
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	807,000	835,582
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	1,030,000	1,024,159
APLD ComputeCo LLC(a)
12/15/2030	9.250%	1,205,000	1,241,631
Black Pearl Compute LLC(a)
02/15/2031	6.125%	535,000	544,795
Block, Inc.(a)
08/15/2030	5.625%	319,000	317,278
08/15/2033	6.000%	250,000	245,913
Block, Inc.
05/15/2032	6.500%	518,000	520,906
Broadcom, Inc.(a)
11/15/2036	3.187%	6,287,000	5,254,558
CACI International, Inc.(a)
06/15/2033	6.375%	789,000	802,512
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	216,000	160,664
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	243,000	174,223
Cipher Compute LLC(a)
11/15/2030	7.125%	563,000	583,468
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,706,000	1,468,739
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,625,000	1,567,756
06/30/2032	8.250%	557,000	529,349
08/15/2033	6.625%	153,000	136,199
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,532,000	2,088,677
CoreWeave, Inc.(a)
06/01/2030	9.250%	321,000	312,199
02/01/2031	9.000%	408,000	388,040
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,351,000	1,362,868
Fair Isaac Corp.(a)
05/15/2033	6.000%	265,000	260,005
Fidelity National Information Services, Inc.
03/10/2028	4.450%	1,364,000	1,360,023
Flash Compute LLC(a)
12/31/2030	7.250%	313,000	315,714
Intel Corp.
03/25/2050	4.750%	4,170,000	3,368,684
International Business Machines Corp.
05/15/2026	3.300%	8,530,000	8,518,681
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	658,000	509,715
ION Platform Finance US, Inc./SARL(a)
05/01/2028	4.625%	356,000	332,118
05/01/2028	5.000%	229,000	213,400
05/15/2028	5.750%	904,000	851,982
05/01/2029	8.750%	729,000	677,749
05/30/2029	9.500%	518,000	486,788
Iron Mountain, Inc.(a)
01/15/2033	6.250%	106,000	105,728
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	935,000	873,397
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	664,000	710,723
NCR Corp.(a)
10/01/2028	5.000%	464,000	447,069
04/15/2029	5.125%	121,000	115,941
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,012,000	1,015,741
05/15/2031	10.375%	260,000	262,935
02/15/2033	9.500%	197,000	191,885
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	789,000	752,024
05/11/2031	2.500%	1,093,000	981,517
01/15/2033	5.000%	4,258,000	4,238,356
Oracle Corp.
09/26/2065	6.100%	10,096,000	8,368,142
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,140,000	1,109,310
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	30,000	25,661
03/15/2030	10.750%	69,000	57,304
07/15/2030	11.125%	108,000	91,527
Science Applications International Corp.(a)
11/01/2033	5.875%	551,000	538,929
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	622,000	612,116
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	233,696
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	1,446,000	1,432,943
Synaptics, Inc.(a)
06/15/2029	4.000%	534,000	505,868
UKG, Inc.(a)
02/01/2031	6.875%	437,000	428,413
WEX, Inc.(a)
03/15/2033	6.500%	568,000	556,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WULF Compute LLC(a)
10/15/2030	7.750%	271,000	286,371
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,028,000	854,972
Total			61,251,090
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	537,000	523,571
06/15/2032	8.375%	662,000	659,346
ERAC USA Finance LLC(a)
05/01/2028	4.600%	9,524,000	9,567,275
Total			10,750,192
Wireless 0.6%
Altice France(a)
04/15/2032	6.500%	453,506	428,802
07/15/2032	6.875%	397,866	377,073
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	112,200	101,821
T-Mobile US, Inc.
02/15/2031	2.550%	5,394,000	4,901,535
02/15/2031	2.875%	10,303,000	9,488,057
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	530,000	454,746
07/15/2031	4.750%	603,000	518,755
04/15/2032	7.750%	488,000	467,897
Total			16,738,686
Wirelines 0.2%
AT&T, Inc.
12/01/2057	3.800%	2,397,000	1,614,953
Fibercop SpA(a)
07/18/2036	7.200%	301,000	299,763
Iliad Holding SAS(a)
10/15/2028	7.000%	596,000	599,637
Iliad Holding SASU(a)
04/15/2031	8.500%	247,000	258,618
04/15/2032	7.000%	315,000	315,650
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	420,000	438,131
Optics Bidco SpA(a)
06/04/2038	7.721%	259,000	259,264
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	115,000	108,485
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	195,000	198,328

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	536,000	561,426
Windstream Services LLC(a)
10/15/2033	7.500%	287,000	298,284
Total			4,952,539
Total Corporate Bonds & Notes (Cost $729,261,408)			726,815,327

Foreign Government Obligations(l) 5.7%

Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%	2,832,000	2,507,627
Bahrain 0.1%
Bahrain Government International Bond(a)
02/03/2038	7.100%	1,777,000	1,667,119
Brazil 0.2%
Brazilian Government International Bond
01/12/2056	7.250%	4,719,000	4,622,096
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	167,595
05/15/2029	4.250%	344,000	334,786
02/15/2030	9.000%	342,000	361,176
12/01/2031	7.000%	98,000	103,606
Total			967,163
Chile 0.1%
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%	4,247,000	4,159,273
Colombia 0.6%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,468,428
01/21/2033	6.500%	4,935,000	4,820,927
02/02/2034	7.500%	6,926,000	7,078,430
Total			15,367,785
Dominican Republic 0.2%
Dominican Republic International Bond(a)
01/30/2030	4.500%	2,898,000	2,754,101
01/30/2060	5.875%	4,252,000	3,541,936
Total			6,296,037
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2061	7.500%	3,555,000	2,692,549
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guatemala 0.2%
Guatemala Government Bond(a)
08/15/2036	6.250%	6,130,000	6,237,251
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2032	6.250%	2,590,000	2,696,150
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,000,000	1,903,096
Indonesia 0.4%
Indonesia Government International Bond
07/28/2031	2.150%	1,585,000	1,378,767
02/11/2049	5.350%	861,000	812,701
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%	1,054,000	1,034,507
11/15/2033	5.600%	290,000	294,968
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
05/21/2048	6.150%	3,988,000	3,783,481
PT Pertamina Persero(a)
05/30/2044	6.450%	5,025,000	5,065,865
Total			12,370,289
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	7,908,000	7,419,051
Mexico 1.1%
Comision Federal de Electricidad(a)
01/28/2034	6.045%	251,000	243,111
Mexico Government International Bond
03/22/2033	5.375%	3,085,000	3,010,150
05/07/2036	6.000%	3,376,000	3,352,439
02/09/2038	6.125%	4,813,000	4,697,750
Petroleos Mexicanos
06/15/2035	6.625%	8,736,000	8,111,617
09/21/2047	6.750%	5,000,000	3,982,388
01/23/2050	7.690%	6,556,000	5,680,775
Total			29,078,230
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%	2,605,000	2,722,399
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%	2,977,000	2,712,202
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%	3,300,000	3,436,731
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	2,045,962
Peru 0.3%
Peruvian Government International Bond
03/30/2036	5.500%	9,004,000	8,983,948
Romania 0.1%
Romanian Government International Bond(a)
02/10/2037	7.500%	2,394,000	2,524,705
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,274,202
Saudi Arabia 0.2%
GACI First Investment Co.(a)
01/29/2054	5.375%	2,085,000	1,807,226
Saudi Government International Bond(a)
02/02/2061	3.450%	4,084,000	2,509,316
Total			4,316,542
South Africa 0.4%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	3,469,087
04/20/2052	7.300%	2,882,000	2,661,876
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%	6,124,000	5,592,264
Total			11,723,227
Turkey 0.5%
Turkiye Government International Bond
02/12/2032	7.125%	13,518,000	13,534,868
01/14/2038	6.875%	1,876,000	1,753,475
Total			15,288,343
United Arab Emirates 0.1%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,664,024
Total Foreign Government Obligations (Cost $164,339,153)			156,676,001

Joint Ventures(m) 0.8%
Value ($)
Itasca Park LLC(b),(h),(n),(o)	14,255,272
Itasca Park LLC - Unfunded(b),(h),(n),(o)	8,759,000
Total Joint Ventures (Cost $23,050,000)	23,014,272

Residential Mortgage-Backed Securities - Agency(p) 42.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(q)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.438%	26,227,660	2,586,682
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.224%	35,063,988	3,881,082
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	2.224%	41,349,450	5,265,972
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	2.224%	17,818,596	2,065,179
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.362%	19,985,306	19,632,853
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.512%	10,806,467	10,698,753
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.962%	12,968,151	12,843,131
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.462%	15,067,200	15,237,120
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.512%	27,551,486	27,250,340
Federal Home Loan Mortgage Corp.(r)
08/01/2045	3.500%	9,515,299	8,994,257

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	4,230,192	4,053,389
12/01/2051- 03/01/2052	2.500%	34,098,353	29,306,389
05/01/2052	3.000%	21,394,509	19,031,519
09/01/2052- 10/01/2053	5.000%	39,392,730	39,462,570
02/01/2053	4.500%	19,441,538	18,939,941
12/01/2053	5.500%	20,152,282	20,549,991
12/01/2053	6.000%	19,802,227	20,578,592
Series 2024
08/01/2054	5.500%	21,542,900	21,986,340
Federal Home Loan Mortgage Corp.(c),(q)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	2.113%	198,357	15,930
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	2.263%	718,249	87,126
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.047%	604,983	63,370
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	2.413%	5,535,195	599,861
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.274%	16,648,507	1,718,487
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	2.274%	8,410,344	1,041,910
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.263%	1,333,333	128,507
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.183%	710,178	70,876
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(q)
CMO Series 4176 Class BI
03/15/2043	3.500%	659,310	75,352
Federal Home Loan Mortgage Corp. REMICS(c),(q)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	2.663%	17,535,528	2,151,551
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.213%	25,239,778	2,624,811
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	2.213%	16,056,103	1,592,404
Federal National Mortgage Association
02/01/2027- 04/01/2052	3.000%	83,893,758	74,895,837
08/01/2043- 05/01/2052	3.500%	59,592,962	55,255,766
05/01/2044- 08/01/2052	4.000%	90,994,313	87,045,618
09/01/2053	5.000%	13,058,543	13,061,503
10/01/2053	5.500%	19,987,547	20,381,994
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,107,096	7,552,880
Federal National Mortgage Association(r)
10/01/2051	2.500%	17,725,863	15,025,354
05/01/2052	3.500%	30,544,815	28,472,241
Federal National Mortgage Association(c),(q)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.124%	1,337,547	133,180
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.374%	1,812,466	214,618
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.224%	962,818	113,446
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.224%	6,527,622	767,642
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.224%	14,588,592	1,577,106
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	2.374%	6,943,028	805,406
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	2.324%	6,624,431	797,940
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.374%	6,166,014	822,335
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.374%	12,250,036	1,551,601
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.424%	7,777,506	951,496
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.424%	6,111,079	766,324
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.374%	10,339,442	1,096,866
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.274%	22,390,913	2,343,865
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.274%	17,113,673	1,909,106
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.274%	12,933,924	1,629,571
Federal National Mortgage Association(q)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	48,140,990	8,200,591
Federal National Mortgage Association REMICS(c),(q)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.274%	20,179,761	2,156,712
Freddie Mac REMICS(q)
CMO Series 5152 Class XI
11/25/2050	2.500%	48,529,585	6,758,017
CMO Series 5287 Class NI
05/25/2051	3.500%	23,535,018	4,711,205
Freddie Mac REMICS(c),(q)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	2.288%	18,638,074	1,464,093
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	2.263%	22,487,704	2,594,080
Freddie Mac REMICS(c)
CMO Series 5460 Class FN
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.762%	21,359,666	21,422,645
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.762%	19,449,822	19,506,547
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.612%	13,648,489	13,662,359
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.612%	15,319,153	15,440,139

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.982%	13,175,622	13,262,423
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.962%	9,837,563	9,847,403
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.962%	7,859,276	7,933,668
Government National Mortgage Association
04/20/2048	4.500%	5,820,111	5,734,148
08/20/2053	6.000%	9,953,836	10,417,131
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	8,802,640	8,804,790
Government National Mortgage Association(q)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,120,178	197,264
CMO Series 2020-175 Class KI
11/20/2050	2.500%	44,961,132	6,760,639
CMO Series 2020-191 Class UG
12/20/2050	3.500%	24,983,617	4,144,018
CMO Series 2021-119 Class QI
07/20/2051	3.000%	25,461,799	4,220,466
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	31,840,973	5,381,857
CMO Series 2021-16 Class KI
01/20/2051	2.500%	30,747,966	4,499,221
CMO Series 2021-179 Class IB
09/20/2051	3.000%	31,088,779	5,626,369
Government National Mortgage Association(c),(q)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.411%	8,043,182	949,869
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.411%	9,621,632	1,296,354
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.411%	4,188,567	509,599
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.361%	5,774,862	796,963
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.411%	5,389,074	630,741
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.411%	6,739,679	792,952
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.461%	9,051,188	930,825
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.411%	7,169,690	786,614
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.361%	4,975,899	556,220
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.411%	13,805,629	1,884,345
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.361%	11,606,299	1,327,083
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.411%	6,945,689	863,271
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.411%	7,506,246	799,272
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.411%	7,323,707	746,054
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	2.211%	11,346,068	1,237,705
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.361%	7,952,548	870,005
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.361%	8,418,467	959,727
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.261%	8,477,559	967,764
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.361%	7,591,676	681,744
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.361%	11,010,270	1,497,161
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.261%	23,350,700	2,625,403
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.511%	14,381,339	2,001,143
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	2.261%	5,839,798	757,675
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.261%	22,533,247	2,425,362
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.361%	8,692,277	987,045
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	2.627%	24,379,064	3,699,396
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	2.261%	21,588,836	2,093,197
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	2.311%	35,815,599	4,214,841
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.827%	21,582,677	2,194,488
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.411%	19,393,364	2,215,930
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	2.327%	19,030,701	1,006,912
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.827%	40,653,235	3,412,168
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.261%	33,624,481	3,927,403

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.261%	34,452,024	3,606,848
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.311%	30,930,935	3,578,855
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	2.377%	37,195,338	3,382,321
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	2.177%	34,184,369	2,812,392
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	2.327%	28,968,047	2,621,070
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	3.477%	44,144,812	4,592,619
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.777%	28,374,534	1,938,926
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.777%	62,793,786	4,890,688
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	1.677%	58,232,440	3,237,240
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	2.277%	21,936,871	1,630,772
Residential Mortgage-Backed Securities - Agency(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.677%	170,404,905	4,477,985
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.673%	11,492,238	11,700,235
Government National Mortgage Association TBA(d)
04/21/2056	4.500%	14,000,000	13,522,616
04/21/2056	5.000%	22,000,000	21,786,651
Uniform Mortgage-Backed Security TBA(d)
04/16/2041	3.000%	66,000,000	63,027,779
04/16/2041	3.500%	8,000,000	7,700,414
04/13/2056	4.000%	23,000,000	21,701,044
04/13/2056	4.500%	45,000,000	43,425,255
04/13/2056	5.000%	42,500,000	41,910,382
04/13/2056	5.500%	11,250,000	11,301,817
04/13/2056	6.000%	43,000,000	43,831,104
Total Residential Mortgage-Backed Securities - Agency (Cost $1,188,973,049)			1,159,774,009

Residential Mortgage-Backed Securities - Non-Agency 14.7%

A&D Mortgage Trust(a),(j)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	3,689,715	3,706,328
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	11,493,671	11,506,019
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	11,529,784	11,515,098
A&D Mortgage Trust(a),(g)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	9,876,060	9,804,498
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	698,432	534,524
Angel Oak Mortgage Trust(a),(g)
CMO Series 2020-R1 Class M1
04/25/2053	2.781%	3,918,000	3,647,609
Angel Oak Mortgage Trust(a),(j)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	7,297,304	7,311,169
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	917,801	903,077
Bunker Hill Loan Depositary Trust(a),(j)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	226,123	224,968
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	9,840,351	9,749,842
CHNGE Mortgage Trust(a),(j)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	5,184,103	5,184,061
CIM Trust(a),(j)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	4,967,350	4,859,445
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,291,683	1,262,888
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	24,131	24,054
COLT Mortgage Loan Trust(a),(g)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,521,600	6,258,378
CMO Series 2021-3 Class A2
09/27/2066	1.162%	3,113,717	2,617,198
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,528,129
COLT Mortgage Loan Trust(a),(j)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	5,344,870	5,360,054
Cross Mortgage Trust(a),(g)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	7,947,478	7,973,240
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	4,532,348	4,545,957
CSMC Trust(a),(g)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	6,452,686
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	4,617,571	4,100,207
EASY(a),(j)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	8,250,000	8,319,467
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,609,339
FIGRE Trust(a),(g)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,250,957	3,341,462
Figure Line of Credit Trust(a),(g)
CMO Series 2020-1 Class A
09/25/2049	4.040%	883,043	858,967
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.312%	1,381,373	1,385,003
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.412%	10,256,000	11,375,588
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.812%	1,455,070	1,457,749
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	6,913,830	6,688,278
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	1,410,151	1,392,255
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	4,046,731	3,911,535
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,511,226	2,387,826
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,287,666
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	6,550,274
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	15,225,652	15,136,894
GCAT Trust(a),(j)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	5,815,388	5,834,019
GITSIT Mortgage Loan Trust(a),(j)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	2,332,340	2,333,816
GS Mortgage-Backed Securities Corp. Trust(a),(j)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.021%	8,631,108	8,587,462
GS Mortgage-Backed Securities Trust(a),(j)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	8,745,259	8,699,320
HOMES Trust(a),(j)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	3,826,204	3,838,566
HOMES Trust(a),(g)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	6,995,198	6,986,095
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,500,284	6,456,993

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-1 Class A
11/25/2042	6.500%	4,492,956	4,509,928
Imperial Fund Mortgage Trust(a),(g)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,235,685	2,881,952
MFA Trust(a),(g)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,683,619
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	5,220,890
Mill City Mortgage Loan Trust(a),(j)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,651,774	3,642,593
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	3,215,597	3,160,995
OBX Trust(a),(g)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,482,719	3,759,789
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	10,677,161	10,702,648
OBX Trust(a),(j)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	4,661,886	4,673,905
PRET LLC(a),(j)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	8,048,635	8,053,167
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	5,111,298
PRPM LLC(a),(j)
CMO Series 2025-2 Class A1
05/25/2030	6.469%	7,736,968	7,715,688
PRPM Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	8,911,268	8,953,398
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	6,246,656	6,211,025
RCO Trust(a),(j)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	6,321,075	6,251,872
RCO VIII Mortgage LLC(a),(j)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	3,729,819	3,733,714
SAIF Securitization Trust(a),(j)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	7,369,694	7,369,235
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	6,717,321	6,626,933
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,733,350
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,073,929	1,802,645
CMO Series 2022-2 Class A1
02/25/2067	4.174%	2,785,384	2,691,615
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	5,670,344	5,541,636
Toorak Mortgage Trust(a),(j)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,409,662
Towd Point Mortgage Trust(a),(g)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,497,785
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,539,256	7,523,054
Verus Securitization Trust(a),(g)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,056,817	1,776,086
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,893,260	3,376,439
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,712,543
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,582,991	5,863,093
Visio Trust(a),(g)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	56,403	56,098
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $415,776,404)			404,754,658

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(h),(o),(s)	469	6,778
Total Communication Services		6,778
Total Rights (Cost $27)		6,778
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)

Senior Loans 2.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Goat Holdco LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.168%	49,249	49,137
Karman Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.461%	483,643	483,343
Signature Aviation US Holdings, Inc.(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.169%	394,509	394,856
TransDigm, Inc.(c),(t)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.168%	343,875	343,837
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.168%	20,058	20,053
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.168%	14,249	14,252
Total			1,305,478
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.418%	358,018	354,258
American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	5.907%	343,000	332,110
Total			686,368
Automotive 0.0%
American Axle & Manufacturing, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.668%	199,479	198,857
Clarios Global LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.418%	313,109	312,013
First Brands Group LLC(f),(t)
1st Lien Term Loan
03/30/2027	10.782%	171,010	222
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(c),(t),(u)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% 06/29/2026	13.671%	68,623	15,783
First Brands Group LLC(c),(t)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.671%	196,109	132
Total			527,007
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Group, Inc.(c),(t)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.668%	343,908	339,251
Chicago US Midco III LP(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.250% 11/01/2032	1.250%	54,809	54,176
Chicago US Midco III LP(c),(t)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.168%	369,049	364,783
Focus Financial Partners LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.168%	313,344	302,800
GTCR Everest Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 09/05/2031	6.200%	176,561	175,156
HighTower Holding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.413%	145,868	144,136
Jefferies Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.428%	187,759	184,473
June Purchaser LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	19,286	19,234
June Purchaser LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.450%	114,557	114,250
Osaic Holdings, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.200%	213,699	209,507

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PEX Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.450%	212,804	209,967
VFH Parent LLC(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.168%	447,294	446,547
Total			2,564,280
Building Materials 0.1%
Cornerstone Building Brands, Inc.(c),(t)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.174%	55,334	26,284
Covia Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.402%	348,246	347,086
DG Investment Intermediate Holdings 2, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.918%	388,681	388,195
Green Infrastructure Partners, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.450%	426,701	425,635
Johnstone Supply LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.918%	420,794	417,638
LBM Acquisition LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.525%	342,993	273,495
Madison Safety & Flow LLC(c),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.176%	490,285	489,981
Park River Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.500% 03/15/2031	8.161%	90,373	88,148
Quikrete Holdings, Inc.(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.918%	342,139	341,400
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.918%	99,492	99,351
Smyrna Ready Mix Concrete LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.668%	419,254	418,382
Specialty Building Products Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.518%	116,923	98,995
White Cap Supply Holdings LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.918%	248,741	238,699
Total			3,653,289
Cable and Satellite 0.0%
Iridium Communications, Inc.(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.918%	250,000	244,220
Sunrise Financing Partnership(c),(t)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.099%	156,604	155,381
Telesat Canada(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.684%	200,000	159,142
Total			558,743
Chemicals 0.2%
A-AP Buyer, Inc.(b),(c),(t)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.417%	152,734	152,734
Chemours Co. (The)(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.168%	310,375	307,660
Ineos Quattro Holdings UK Ltd.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.018%	3,103,914	2,413,293
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.918%	1,788,220	1,552,765
1-month Term SOFR + 3.000% 02/07/2031	6.668%	533,472	456,690
Lummus Technology Holdings V LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.168%	196,360	194,642
Olympus Water US Holding Corp.(c),(t)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.700%	467,335	447,884
Qnity Electronics, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 11/01/2032	5.668%	399,000	398,003
Rockpoint Gas Storage Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.200%	148,125	148,273
USALCO LLC(c),(t)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.176%	25,719	25,619
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.168%	246,514	245,560
Total			6,343,123
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.950%	70,553	70,746
Resilience Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.126%	156,638	155,708
Total			226,454
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.918%	398,000	397,781
AmSpec Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.200%	148,905	148,284
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.018%	341,881	340,227
BCPE Empire Holdings, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.173%	229,451	225,580
Corporation Service Co.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.668%	219,689	217,905
Cushman & Wakefield US Borrower LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.418%	400,000	401,000
Fleet Midco I Ltd.(b),(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% 02/21/2031	6.419%	120,670	120,670
Frontdoor, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.918%	397,985	398,236
OMNIA Partners LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.433%	396,508	395,766
Prime Security Services Borrower LLC(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.664%	424,721	422,444
Raven Acquisition Holdings LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	19,241	18,853
Raven Acquisition Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.668%	266,687	261,305
Rosen International SARL(c),(t)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.950%	467,160	466,744

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WW International, Inc.(c),(t)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.506%	250,000	179,000
Total			3,993,795
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.918%	342,155	342,101
Lavender Dutch Borrow BV(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	389,233	382,908
Recess Holdings, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.418%	107,169	107,283
SRAM LLC(c),(t)
Term Loan
6-month Term SOFR + 2.250% 02/27/2032	5.923%	400,889	398,552
Total			1,230,844
Diversified Manufacturing 0.1%
Columbus McKinnon Corp.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.200%	255,177	253,902
CompoSecure Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.928%	70,832	70,522
Dynamo Midco BV(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.921%	59,103	51,346
EMRLD Borrower LP(c),(t)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	5.923%	327,179	326,606
Filtration Group Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 10/21/2028	6.168%	375,545	375,387
Madison IAQ LLC(c),(t)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.128%	342,820	342,457
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tiger Acquisition LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.181%	283,974	284,045
TK Elevator Midco GmbH(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	343,061	343,610
WEC US Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.668%	327,754	327,036
Total			2,374,911
Electric 0.1%
Astoria Project Partners LLC/Energy LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	0.000%	275,723	275,768
Bayonne Energy Center LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.700%	194,071	194,071
Carroll County Energy LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.450%	329,263	330,497
Compass Power Generation LLC(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.918%	53,505	53,754
Constellation Renewables LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.673%	400,000	399,916
Cornerstone Generation LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.917%	144,553	144,450
CPV Fairview LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.200%	65,578	65,222
EFS Cogen Holdings I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.700%	378,497	378,853
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Projects Acquiror LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.168%	137,182	137,304
Invenergy Thermal Operating I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	79,596	79,630
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	5,037	5,039
Lackawanna Energy Center LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/05/2032	6.419%	140,146	140,087
New Frontera Holdings LLC(c),(t)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.461%	250,000	242,500
South Field Energy LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	374,523	374,759
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	23,421	23,436
West Deptford Energy Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 3.000% 07/24/2032	7.778%	80,427	79,924
Total			2,925,210
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.918%	153,021	153,340
GFL Environmental Services, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.166%	398,000	397,753
Northstar Group Services, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.417%	101,728	102,236
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Reworld Holding Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.925%	88,197	87,944
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.925%	330,929	330,376
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.925%	14,332	14,291
Tidal Waste & Recycling Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.450%	357,893	357,625
Total			1,443,565
Finance Companies 0.1%
Neptune BidCo US, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.760%	374,979	357,355
Orion Midco Ltd.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.150%	445,613	440,694
Red SPV LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.925%	52,106	51,976
Snacking Investments Bidco Pty Ltd.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.667%	411,309	411,136
Total			1,261,161
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.418%	350,000	350,000
Aspire Bakeries Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.668%	104,651	104,651
CHG PPC Parent LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.782%	320,988	320,789

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(c),(t)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.250% 09/30/2032	5.877%	299,250	293,181
Golden State Foods LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.200%	328,763	328,763
Primo Brands Corp.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/19/2031		578,019	578,649
Sazerac Co., Inc.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.670%	397,696	397,143
Treehouse Foods, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.918%	108,732	108,099
Utz Quality Foods LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.200%	300,000	299,625
Total			2,780,900
Gaming 0.1%
Caesars Entertainment, Inc.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.918%	397,969	385,533
ECL Entertainment LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.668%	142,777	141,706
Entain PLC(c),(t)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.951%	393,648	393,219
Fertitta Entertainment LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.918%	248,062	242,885
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flutter Entertainment PLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.450%	342,125	337,848
3-month Term SOFR + 2.000% 06/04/2032	5.700%	103,314	102,023
HRNI Holdings LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.100%	300,781	290,254
Jack Ohio Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.668%	308,144	303,521
Ontario Gaming GTA LP(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.950%	304,164	284,393
Peninsula Pacific Entertainment Development LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.450%	119,786	119,187
Scientific Games Holdings LP(c),(t)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.652%	53,844	52,985
Voyager Parent LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.950%	166,302	164,985
Total			2,818,539
Health Care 0.1%
CHG Healthcare Services, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 09/29/2028	6.417%	248,125	248,202
Hopper Merger Sub, Inc.(c),(t),(v)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		249,864	246,741
Mamba Purchaser, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.425%	414,921	415,008
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(c),(t)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.418%	194,264	194,476
Paradigm Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.200%	248,750	204,472
Parexel International, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.418%	329,704	328,329
Resonetics LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.421%	389,065	386,999
Southern Veterinary Partners LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 12/04/2031	6.181%	348,250	344,848
Star Parent, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.700%	343,000	338,774
Upstream Newco, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.179%	152,693	140,583
US Fertility Enterprises LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	24,914	24,820
US Fertility Enterprises LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/30/2032	7.167%	164,430	163,814
WS Audiology A/S(c),(t),(v)
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 02/28/2029	6.948%	346,002	345,569
Total			3,382,635
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.418%	397,900	385,374
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Construction Partners, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.168%	396,985	396,366
Salas O’Brien, Inc.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		7,596	7,577
Salas O’Brien, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.418%	58,869	58,722
Tecta America Corp.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.418%	233,664	232,568
Total			695,233
Independent Energy 0.0%
Hilcorp Energy I LP(c),(t)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.425%	59,400	59,326
Leisure 0.1%
Alterra Mountain Co.(b),(c),(t)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.168%	76,905	76,809
Alterra Mountain Co.(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.168%	317,126	316,533
Arcis Golf LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.418%	398,122	397,791
Bulldog Purchaser, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	350,413	349,537
Cinemark USA, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.927%	391,804	392,572

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EOC Borrower LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.418%	44,662	44,450
TKO Worldwide Holdings LLC(c),(t)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.664%	291,483	291,110
Total			1,868,802
Life Insurance 0.0%
OneDigital Borrower LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.668%	175,399	169,206
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.668%	447,739	447,179
SGH2 LLC(c),(t)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.200%	379,129	372,021
Travel + Leisure Co.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.668%	207,044	206,398
TRQ Sales LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.951%	397,552	384,385
Total			1,409,983
Media and Entertainment 0.1%
Cengage Learning, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.672%	246,262	240,746
Creative Artists Agency LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.168%	343,910	343,318
NEP Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.168%	203,476	183,522
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oak-Eagle Acquireco, Inc.(c),(t),(v)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 03/24/2033		377,850	375,489
Plano Holdco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.200%	393,992	315,193
Univision Communications, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.032%	393,496	387,888
Total			1,846,156
Midstream 0.1%
AL GCX Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.923%	105,901	105,801
CQP Holdco LP(c),(t)
Term Loan
3-month Term SOFR + 1.750% 12/31/2032	5.450%	345,640	343,698
GIP Pilot Acquisition Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.646%	340,954	340,869
ITT Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.643%	397,000	395,388
Oryx Midstream Services Permian Basin LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.926%	342,169	342,265
WhiteWater DBR Holdco LLC(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.000%	306,703	307,009
Total			1,835,030
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.673%	24,422	24,368
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Pelican Pipeline LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.466%	104,207	104,206
Other Financial Institutions 0.1%
19th Holdings Golf LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.023%	248,067	247,447
A-AG US GSI Bidco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.700%	60,149	59,848
Acuren Delaware Holdco, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.418%	219,486	219,006
Apex Group Treasury LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.166%	264,543	240,292
BCP VI Summit Holdings LP(c),(t)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.668%	65,631	65,495
Chrysaor Bidco SARL(c),(t),(v)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	6.900%	401,324	400,320
Citco Funding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.667%	114,682	114,144
Emerald 2 Ltd.(c),(t)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.950%	116,306	116,306
EP Wealth Advisors LLC(c),(t)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.700%	400,000	400,000
Hunter Douglas Holding BV(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.700%	311,789	309,972
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kestra Advisor Services Holdings A, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.000% 03/22/2031	6.668%	397,852	394,594
Mariner Wealth Advisers LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.950%	112,290	111,845
Mermaid Bidco, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.913%	299,241	292,507
Opal US LLC(c),(t)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.700%	162,176	162,008
Total			3,133,784
Other Industry 0.1%
Artera Services LLC(c),(t)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.168%	280,375	238,318
Bach Finance Ltd.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	96,751	95,391
Brand Industrial Services, Inc.(c),(t)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.164%	16,333	13,978
Catawba Nation Gaming Authority(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.417%	394,349	399,527
Chariot Buyer LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.418%	382,249	378,289
Dayforce Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.661%	786,980	743,476
Grant Thornton Advisors LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	6.418%	98,881	91,908

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LSF12 Helix Parent LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.168%	248,230	244,630
MRP Buyer LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.476%	29,241	29,204
MRP Buyer LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.950%	229,290	229,004
Pinnacle Buyer LLC(c),(t),(v),(w)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032	2.500%	68,548	68,570
Pinnacle Buyer LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.161%	355,561	355,671
WireCo WorldGroup, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.419%	248,097	247,062
Xplor T1 LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/01/2032	7.167%	239,438	222,079
Total			3,357,107
Other REIT 0.0%
OEG Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.186%	54,722	54,814
Packaging 0.1%
Charter Next Generation, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.171%	293,041	290,966
Clydesdale Acquisition Holdings, Inc.(c),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.843%	347,728	330,933
1-month Term SOFR + 3.250% 04/01/2032	6.918%	98,969	92,190
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LC Ahab US Bidco LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.168%	152,103	150,202
Owens-Brockway Glass Container, Inc.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.668%	397,460	392,821
ProAmpac PG Borrower LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% 03/07/2033	7.782%	282,979	272,580
Tosca Services LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.050%	252,788	234,567
Total			1,764,259
Paper 0.0%
Verde Purchaser LLC(c),(t)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.700%	197,000	191,090
Pharmaceuticals 0.0%
Alkermes, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/12/2031	6.418%	58,328	58,729
Amneal Pharmaceuticals LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2032	6.668%	133,523	133,857
Dechra Pharmaceuticals Holdings Ltd.(c),(t)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	397,373	396,777
Total			589,363
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.168%	433,566	429,820
AmWINS Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.668%	298,489	296,196
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Broadstreet Partners Group LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.168%	444,388	432,891
CRC Insurance Group LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.450%	263,642	259,606
HUB International Ltd.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.920%	392,284	391,159
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.168%	442,781	434,165
USI, Inc.(c),(t)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.950%	397,407	396,167
Total			2,640,004
Restaurants 0.0%
Dave & Buster’s, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	218,051	181,294
Flynn Restaurant Group LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.418%	397,995	390,389
IRB Holding Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.176%	339,387	338,362
Whatabrands LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.168%	211,652	211,161
Total			1,121,206
Retailers 0.1%
Beach Acquisition Bidco LLC(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	6.950%	299,250	299,624
Belron Finance 2019 LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.660%	140,155	140,015
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Great Outdoors Group LLC(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.918%	390,959	389,786
Harbor Freight Tools USA, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.918%	72,046	71,216
LS Group Opco Acquisition LLC/PropCo(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.173%	373,115	371,717
Mavis Tire Express Services Topco Corp.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.668%	392,280	391,644
PetSmart LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.675%	443,734	440,295
Restoration Hardware, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.282%	297,662	289,265
Total			2,393,562
Supermarkets 0.0%
ACP Tara Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.950%	395,748	397,066
Technology 0.5%
Access CIG LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.700%	364,274	327,694
Adeia, Inc.(b),(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.168%	232,057	231,476
Ahead DB Holdings LLC(c),(t)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.200%	395,883	389,635

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Applied Systems, Inc.(c),(t)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.950%	346,757	339,628
Ascend Learning LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.668%	384,098	374,495
athenahealth Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.418%	342,982	336,123
Barracuda Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.167%	104,831	66,306
BCPE Pequod Buyer, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/25/2031	6.417%	379,965	368,091
Boxer Parent Co., Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.673%	338,808	313,293
Calabrio, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.673%	160,112	124,487
Central Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.950%	196,010	139,185
Clearwater Analytics LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% 04/21/2032	5.675%	398,000	397,502
Cloud Software Group, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.950%	236,943	216,082
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.950%	124,687	113,839
Cloudera, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.518%	341,985	303,511
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.282%	395,601	377,554
Cornerstone OnDemand, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	0.000%	397,933	288,501
Cotiviti, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.418%	442,521	406,845
Darktrace Finco US LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	368,516	351,981
DS Admiral Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	0.000%	393,459	368,132
Ellucian Holdings, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/08/2029	6.168%	278,969	270,890
Flash Charm, Inc.(c),(t),(v)
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.560%	251,937	174,152
Fortress Intermediate 3, Inc.(b),(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.669%	401,739	398,224
Genesys Cloud Services Holdings I LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.168%	382,116	365,081
Icon Parent I, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.437%	289,871	277,613
Idemia Group SAS(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	7.950%	392,620	388,368
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB(c),(t)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.700%	370,099	366,398
ION Platform Finance US, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.450%	359,324	287,258
KnowBe4, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.417%	139,429	123,859
McAfee Corp.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.668%	343,886	306,058
Mitchell International, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 06/17/2031	6.668%	433,423	412,502
Nielsen Consumer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.918%	148,132	145,910
Peraton Corp.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	246,682	210,092
Ping Identity Holding Corp.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.422%	221,836	218,786
PointClickCare Technologies, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/03/2031	6.418%	198,501	197,261
Project Boost Purchaser LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.450%	309,114	297,485
Proofpoint, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.700%	346,877	335,315
Rocket Software, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.418%	394,296	377,417
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sanmina Corp.(b),(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.668%	129,062	128,901
Sovos Compliance LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.918%	342,976	324,969
Storable, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.918%	254,856	243,514
UKG, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.167%	427,143	407,550
Ultra Clean Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.418%	5,961	5,957
Viavi Solutions, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.500% 10/16/2032	6.171%	300,000	300,000
Virtusa Corp.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.918%	389,973	349,513
VS Buyer LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.917%	348,250	339,544
World Wide Technology Holding Co. LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.668%	248,125	246,731
Total			13,333,708
Tobacco 0.0%
Savor Acquisition, Inc.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 02/19/2032	3.000%	34,562	34,568
Savor Acquisition, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.667%	364,522	364,588
Total			399,156

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
Apple Bidco LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.168%	392,557	392,557
Beacon Mobility Corp.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.375% 08/06/2030	1.375%	13,230	13,226
Beacon Mobility Corp.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 08/06/2030	6.450%	268,331	268,248
First Student Bidco, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	237,532	236,641
Tranche C Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	43,463	43,299
Student Transportation of America Holdings, Inc.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032		21,155	21,195
Student Transportation of America Holdings, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.402%	76,635	76,779
Total			1,051,945
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.668%	346,500	347,106
Total Senior Loans (Cost $79,475,921)			77,248,156

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $8,865,140)	2,891,530

Put Option Contracts Purchased 0.2%

(Cost $4,788,000)	4,981,320

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(n),(x)	121,431,674	121,383,101
Total Money Market Funds (Cost $121,392,797)		121,383,101
Total Investments in Securities (Cost: $3,068,653,223)		2,994,046,342
Other Assets & Liabilities, Net		(238,752,895)
Net Assets		2,755,293,447
At March 31, 2026, securities and/or cash totaling $34,531,492 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
237,609 USD	204,858 EUR	Citi	04/10/2026	—	(727)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	2,300	06/2026	EUR	243,225,000	114,069	—
U.S. Long Bond	1,765	06/2026	USD	200,989,375	—	(6,507,006)
U.S. Treasury 10-Year Note	2,458	06/2026	USD	272,953,219	—	(3,435,730)
U.S. Treasury Ultra Bond	200	06/2026	USD	23,312,500	180,850	—
U.S. Treasury Ultra Bond	635	06/2026	USD	74,017,188	—	(2,435,253)
Total					294,919	(12,377,989)

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,093)	06/2026	USD	(226,737,726)	1,603,376	—
U.S. Treasury 2-Year Note	(1,400)	06/2026	USD	(290,423,437)	—	(472,752)
U.S. Treasury 5-Year Note	(1,403)	06/2026	USD	(151,776,102)	166,435	—
U.S. Treasury 5-Year Note	(313)	06/2026	USD	(33,860,242)	—	(103,267)
U.S. Treasury Ultra 10-Year Note	(298)	06/2026	USD	(33,827,656)	758,202	—
Total					2,528,013	(576,019)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.50	12/01/2026	1,041,000	631,848
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	479,460
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,348,000	107,348,000	3.50	06/11/2026	1,771,242	377,478
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	28,000,000	28,000,000	3.50	10/29/2026	757,400	253,733
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.40	09/08/2026	492,500	370,215
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	3.75	05/14/2026	955,000	492,160
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	112,959,875	112,959,875	3.10	07/09/2026	1,089,498	286,636
Total							8,865,140	2,891,530

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	300,000,000	300,000,000	3.40	08/05/2026	4,788,000	4,981,320

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	625,010	(2,918)	639,584	—	—	(17,492)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,125,017	(5,250)	2,071,419	—	—	(951,652)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,521,039	(4,550)	1,973,961	—	—	(457,472)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	462,507	(2,158)	510,733	—	—	(50,384)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	16,991,326	4,643,925	(9,912)	630,805	—	4,003,208	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	462,507	(2,159)	112,916	—	347,432	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	3,997,959	1,092,688	(2,332)	212,320	—	878,036	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,423,989	(4,521)	1,687,758	—	—	(268,290)
Total							11,356,682	(33,800)	7,839,496	—	5,228,676	(1,745,290)

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.680	USD	15,000,000	(2,352,948)	8,751	—	(2,208,107)	—	(136,090)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	62.993	USD	9,994,898	(2,731,721)	5,831	—	(1,969,255)	—	(756,635)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	62.993	USD	9,994,898	(2,731,721)	5,831	—	(1,525,451)	—	(1,200,439)
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.277	USD	5,000,000	(437,753)	2,917	—	(449,950)	15,114	—
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.277	USD	15,000,000	(1,313,260)	8,749	—	(1,255,874)	—	(48,637)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	47.271	USD	6,783,239	(1,840,141)	3,957	—	(1,265,160)	—	(571,024)
Total								(11,407,544)	36,036	—	(8,673,797)	15,114	(2,712,825)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $1,097,276,014, which represents 39.82% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(d)	Represents a security purchased on a when-issued basis.
(e)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of March 31, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(f)	Represents a security in default.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(h)	Non-income producing investment.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(k)	Perpetual security with no specified maturity date.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	143,343,217	260,876,240	(282,824,316)	(12,040)	121,383,101	(2,420)	1,066,015	121,431,674
Itasca Park LLC
	4,975,665	9,220,000	—	59,607	14,255,272	—	—	—
Itasca Park LLC - Unfunded
	17,979,000	(9,220,000)	—	—	8,759,000	—	—	—
Total	166,297,882			47,567	144,397,373	(2,420)	1,066,015

(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $23,021,050, which represents 0.84% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	469	27	6,778
Itasca Park LLC	09/02/2025-03/23/2026	—	14,291,000	14,255,272
Itasca Park LLC - Unfunded	07/28/2025	—	8,759,000	8,759,000
			23,050,027	23,021,050

(p)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2026:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
04/13/2056 3.000%	(12,000,000)	04/13/2026	(10,759,219)	(10,538,153)

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(s)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $6,778, which represents less than 0.01% of total net assets.

(t)
The stated interest rate represents the weighted average interest rate at March 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(v)	Represents a security purchased on a forward commitment basis.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(w)
At March 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 1.375%	13,230
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 1.250%	54,809
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.476%	11,648
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 2.500%	68,548
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	19,241
Salas O’Brien, Inc. Delayed Draw Term Loan 01/22/2033	7,596
Savor Acquisition, Inc. Delayed Draw Term Loan 02/19/2032 3.000%	34,562
Student Transportation of America Holdings, Inc. Delayed Draw Term Loan 06/24/2032	21,155
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	24,914

(x)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2026

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1QT7012_(05/26)